Interest expense and other financial income and expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest expense [abstract]
Interest expense	$ (669)	$ (651)	$ (708)
Interest expense on lease liabilities	(60)	(62)	(67)
Expense arising from discounting long-term liabilities and capitalized borrowing costs	(108)	(98)	(94)
Total interest expense	$ (837)	$ (811)	$ (869)